UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  28-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Nerenberg
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

     /s/ Craig Nerenberg     New York, NY/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $104,671 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     9517  1045819 SH       SOLE                  1045819        0        0
ALLIANCE ONE INTL INC          COM              018772103     1146   322015 SH       SOLE                   322015        0        0
BANCO LATINOAMERICANO DE COM   SHS E            P16994132     9086   727494 SH       SOLE                   727494        0        0
CLARUS CORP                    COM              182707109     4301   623293 SH       SOLE                   623293        0        0
ENZON PHARMACEUTICALS INC      COM              293904108     9036   848476 SH       SOLE                   848476        0        0
GILAT SATELLITE NETWORKS LTD   SHS NEW          M51474118     2295   498954 SH       SOLE                   498954        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     2197   100000 SH  CALL SOLE                   100000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508     6267   285270 SH       SOLE                   285270        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3828    73840 SH       SOLE                    73840        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    22296   531996 SH       SOLE                   531996        0        0
MDS INC                        COM              55269P302     4320   512480 SH       SOLE                   512480        0        0
VIRGIN MEDIA INC               COM              92769L101     4390   263010 SH       SOLE                   263010        0        0
WEB COM GROUP INC              COM              94733A104     4678  1302997 SH       SOLE                  1302997        0        0
WILLIAMS COS INC DEL           COM              969457100    14046   768380 SH       SOLE                   768380        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105     7268   241860 SH       SOLE                   241860        0        0